FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current bonds issued	$ 7,763,344
Trade and other current payables	681,937	$ 669,847
Trade and other non-current payables	2,230	$ 2,230
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Do Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt	205,934	$ 215,049
Non-current portion of non-current borrowings	828,802	$ 820,838
Borrowings, interest rate		4.39%
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Current bonds issued and current portion of non-current bonds issued	429,717	$ 289,871
Non-current portion of non-current bonds issued		4,581,556
Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities		30,916
Non-current lease liabilities		$ 37,271
Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	83,204
Trade and other non-current payables	$ 331,563
Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 1,927
Trade and other non-current payables	$ 5,545
Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 14,001
Trade and other non-current payables	$ 11,437
Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.
Name of the Country Bonds	Chilean pesos
Trade and other current payables	$ 16
Trade and other non-current payables	$ 254
Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.
Name of the Country Bonds	Chilean pesos
Trade and other current payables	$ 3,291
Trade and other non-current payables	$ 1,218
Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 483
Trade and other non-current payables	$ 485
Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 52
Trade and other non-current payables	$ 88
Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 1,387
Trade and other non-current payables	$ 4,442
Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Argentina
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 1,527
Trade and other non-current payables	$ 2,952
Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 769
Trade and other non-current payables	$ 1,010
Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 17
Trade and other non-current payables	$ 27
Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 23
Trade and other non-current payables	$ 29
Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 3,483
Trade and other non-current payables	$ 19,738
Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 1,984
Trade and other non-current payables	$ 0
Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Florestal Arapoti S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 23
Trade and other non-current payables	$ 18
Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 927
Trade and other non-current payables	$ 1,317
Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 1,624
Trade and other non-current payables	$ 4,141
Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 794
Trade and other non-current payables	$ 1,753
Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Chilean pesos
Trade and other current payables	$ 77
Trade and other non-current payables	$ 157
Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 1,612
Trade and other non-current payables	$ 1,612
Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Chilean pesos
Trade and other current payables	$ 19,199
Trade and other non-current payables	$ 45,049
Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 181
Trade and other non-current payables	$ 211
Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco North America, Inc.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 5
Trade and other non-current payables	$ 276
Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco North America, Inc.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 70
Trade and other non-current payables	$ 11,161
Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco North America, Inc.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 2
Trade and other non-current payables	$ 172
Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Canada Limited
Name of the Country Bonds	Canadian Dollars
Trade and other current payables	$ 5
Trade and other non-current payables	$ 142
Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Canada Limited
Name of the Country Bonds	Canadian Dollars
Trade and other current payables	$ 2
Trade and other non-current payables	$ 155
Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Celulosa y Energía Punta Pereira
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 5,909
Trade and other non-current payables	$ 100,457
Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Celulosa y Energía Punta Pereira
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 1,048
Trade and other non-current payables	$ 8,767
Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 2,183
Trade and other non-current payables	$ 55,108
Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 1,223
Trade and other non-current payables	$ 8,555
Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 477
Trade and other non-current payables	$ 563
Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6
Name of subsidiary	Maderas Arauco S.A.
Name of the Country Bonds	Chilean pesos
Trade and other current payables	$ 15,215
Trade and other non-current payables	$ 31,125
Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6
Name of subsidiary	Maderas Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 485
Trade and other non-current payables	$ 862
Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6
Name of subsidiary	Maderas Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 5
Trade and other non-current payables	$ 75
Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Colombia S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 41
Trade and other non-current payables	$ 10
Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Colombia S.A.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 548
Trade and other non-current payables	$ 548
Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Europe Cooperatief U.A.
Name of the Country Bonds	Euros
Trade and other current payables	$ 24
Trade and other non-current payables	$ 30
Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 1,163
Trade and other non-current payables	$ 8,387
Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 250
Trade and other non-current payables	$ 80
Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 772
Trade and other non-current payables	$ 578
Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 139
Trade and other non-current payables	$ 808
Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 0
Trade and other non-current payables	$ 27
Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 0
Trade and other non-current payables	$ 5
Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 0
Trade and other non-current payables	$ 609
Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 0
Trade and other non-current payables	$ 924
Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 25
Trade and other non-current payables	$ 184
Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.637.330-K
Name of subsidiary	Servicios Logisticos Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 89
Trade and other non-current payables	$ 159
Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	79.990.550-7
Name of subsidiary	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 22
Trade and other non-current payables	$ 197
Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	79.990.550-7
Name of subsidiary	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 105
Trade and other non-current payables	$ 116
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 6,193	$ 1,930
Non-current portion of non-current borrowings	$ 217,937	$ 230,437
Borrowings, interest rate	3.14%	3.70%
Borrowings, Nominal interest rate	1.10%	1.10%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Argentina S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Euros
Short-term Debt	$ 1,209	$ 5,040
Non-current portion of non-current borrowings	$ 118,365	$ 0
Borrowings, interest rate	1.06%	2.10%
Borrowings, Nominal interest rate	1.06%	2.10%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Zona Franca Punta Pereira	Arauco Argentina S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 2,412	$ 10,054
Non-current portion of non-current borrowings	$ 6,715	$ 0
Borrowings, interest rate	4.10%	6.00%
Borrowings, Nominal interest rate	2.05%	6.00%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira	Arauco Argentina S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 5,758	$ 13,071
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.85%	5.90%
Borrowings, Nominal interest rate	1.80%	5.90%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energía Punta Pereira	Zona Franca Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 9,757	$ 2,216
Non-current portion of non-current borrowings	$ 27,157	$ 9,129
Borrowings, interest rate	4.10%	4.62%
Borrowings, Nominal interest rate	2.05%	2.05%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energía Punta Pereira	Zona Franca Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 23,290	$ 5,726
Non-current portion of non-current borrowings	$ 0	$ 5,701
Borrowings, interest rate	3.85%	4.37%
Borrowings, Nominal interest rate	1.80%	1.80%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energía Punta Pereira	Zona Franca Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 52,374	$ 14,103
Non-current portion of non-current borrowings	$ 124,174	$ 0
Borrowings, interest rate	3.20%	4.06%
Borrowings, Nominal interest rate	3.20%	1.30%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Zona Franca Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 14,222	$ 4,517
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.22%	4.19%
Borrowings, Nominal interest rate	1.30%	1.25%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Zona Franca Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 27,328	$ 2,509
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.22%
Borrowings, Nominal interest rate	1.30%	1.50%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 4,062	$ 8,949
Non-current portion of non-current borrowings	$ 0	$ 36,850
Borrowings, interest rate	3.14%	4.62%
Borrowings, Nominal interest rate	1.25%	2.05%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 12,695	$ 23,145
Non-current portion of non-current borrowings	$ 0	$ 23,035
Borrowings, interest rate	3.20%	4.37%
Borrowings, Nominal interest rate	1.30%	1.80%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 1,361	$ 46,428
Non-current portion of non-current borrowings	$ 0	$ 168,183
Borrowings, interest rate	3.21%	3.20%
Borrowings, Nominal interest rate	1.30%	3.20%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 20,328	$ 27,081
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.29%	4.12%
Borrowings, Nominal interest rate	1.30%	1.30%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 5,080	$ 3
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.21%	3.43%
Borrowings, Nominal interest rate	1.30%	2.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 2,541	$ 12,535
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	3.22%	4.17%
Borrowings, Nominal interest rate	1.30%	1.75%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Brazilian Real
Short-term Debt	$ 27	$ 1,352
Non-current portion of non-current borrowings	$ 569	$ 0
Borrowings, interest rate	5.00%	4.30%
Borrowings, Nominal interest rate	5.00%	1.75%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Brazilian Real
Short-term Debt	$ 70	$ 25,256
Non-current portion of non-current borrowings	$ 315	$ 0
Borrowings, interest rate	8.48%	3.86%
Borrowings, Nominal interest rate	2.91%	1.30%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Do Brasil S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 44	$ 85
Non-current portion of non-current borrowings	$ 190	$ 54
Borrowings, interest rate	9.48%	9.50%
Borrowings, Nominal interest rate	3.91%	9.50%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	U.S. Dollars
Short-term Debt	$ 48	$ 65
Non-current portion of non-current borrowings	$ 283	$ 133
Borrowings, interest rate	7.22%	10.35%
Borrowings, Nominal interest rate	2.91%	1.75%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 51	$ 3
Non-current portion of non-current borrowings	$ 214	$ 0
Borrowings, interest rate	10.68%	7.00%
Borrowings, Nominal interest rate	5.11%	3.50%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 30	$ 31
Non-current portion of non-current borrowings	$ 641	$ 0
Borrowings, interest rate	5.00%	6.00%
Borrowings, Nominal interest rate	5.00%	6.00%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 1,937	$ 14
Non-current portion of non-current borrowings	$ 0	$ 620
Borrowings, interest rate	8.48%	5.00%
Borrowings, Nominal interest rate	3.91%	5.00%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 1,166	$ 18
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	9.48%	6.00%
Borrowings, Nominal interest rate	3.91%	6.00%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 1,302	$ 23
Non-current portion of non-current borrowings	$ 0	$ 33
Borrowings, interest rate	10.68%	10.00%
Borrowings, Nominal interest rate	5.11%	10.00%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	U.S. Dollars
Short-term Debt	$ 1,754	$ 17
Non-current portion of non-current borrowings	$ 0	$ 224
Borrowings, interest rate	7.22%	8.38%
Borrowings, Nominal interest rate	2.91%	8.38%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	U.S. Dollars
Short-term Debt	$ 10,895	$ 67
Non-current portion of non-current borrowings	$ 332,242	$ 308
Borrowings, interest rate	3.56%	10.32%
Borrowings, Nominal interest rate	1.65%	10.32%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 15
Non-current portion of non-current borrowings		$ 27
Borrowings, interest rate		10.47%
Borrowings, Nominal interest rate		10.49%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 44
Non-current portion of non-current borrowings		$ 62
Borrowings, interest rate		9.00%
Borrowings, Nominal interest rate		9.00%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 9
Non-current portion of non-current borrowings		$ 14
Borrowings, interest rate		17.00%
Borrowings, Nominal interest rate		1.80%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 19
Non-current portion of non-current borrowings		$ 29
Borrowings, interest rate		0.22%
Borrowings, Nominal interest rate		1.80%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 360
Non-current portion of non-current borrowings		$ 552
Borrowings, interest rate		16.00%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 79
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		10.40%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 3
Non-current portion of non-current borrowings		$ 787
Borrowings, interest rate		21.78%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 5
Non-current portion of non-current borrowings		$ 289
Borrowings, interest rate		15.22%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 101
Non-current portion of non-current borrowings		$ 492
Borrowings, interest rate		8.67%
Borrowings, Nominal interest rate		8.67%
Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 2,609
Non-current portion of non-current borrowings		$ 1,946
Borrowings, interest rate		19.78%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Short-term Debt		$ 1,566
Non-current portion of non-current borrowings		$ 1,167
Borrowings, interest rate		21.78%
Borrowings, Nominal interest rate		3.91%
Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 2,048
Non-current portion of non-current borrowings		$ 1,697
Borrowings, interest rate		15.22%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 1,741
Non-current portion of non-current borrowings		$ 1,297
Borrowings, interest rate		24.18%
Borrowings, Nominal interest rate		5.11%
Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 24
Non-current portion of non-current borrowings		$ 46
Borrowings, interest rate		21.96%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Emprendimientos Pat. S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 12
Non-current portion of non-current borrowings		$ 25
Borrowings, interest rate		17.40%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Novo Oeste Gestao de Ativos Florestais S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 23
Non-current portion of non-current borrowings		$ 50
Borrowings, interest rate		21.96%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Novo Oeste Gestao de Ativos Florestais S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 12
Non-current portion of non-current borrowings		$ 28
Borrowings, interest rate		17.40%
Borrowings, Nominal interest rate		2.00%
Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Flakeboard Company Ltd.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 2,141
Non-current portion of non-current borrowings		$ 337,623
Borrowings, interest rate		3.00%
Borrowings, Nominal interest rate		1.65%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.24%
Borrowings, Nominal interest rate	4.25%	4.21%
Current bonds issued and current portion of non-current bonds issued	$ 33,928
Non-current portion of non-current bonds issued	$ 259,811	$ 213,784
Current lease liabilities		$ 19,425
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate		4.25%
Borrowings, Nominal interest rate		4.21%
Non-current portion of non-current bonds issued		$ 86,265
Current lease liabilities		$ 7,770
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.25%	3.23%
Borrowings, Nominal interest rate	3.25%	3.22%
Current bonds issued and current portion of non-current bonds issued	$ 195,145
Non-current portion of non-current bonds issued	$ 0	$ 204,731
Current lease liabilities		$ 2,132
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.00%	3.96%
Borrowings, Nominal interest rate	4.00%	3.96%
Current bonds issued and current portion of non-current bonds issued	$ 7,488
Non-current portion of non-current bonds issued	$ 239,594	$ 260,123
Current lease liabilities		$ 1,004
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.00%	2.96%
Borrowings, Nominal interest rate	3.00%	2.98%
Current bonds issued and current portion of non-current bonds issued	$ 19,609
Non-current portion of non-current bonds issued	$ 9,593	$ 30,974
Current lease liabilities		$ 20,207
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.60%	3.57%
Borrowings, Nominal interest rate	3.60%	3.57%
Current bonds issued and current portion of non-current bonds issued	$ 6,746
Non-current portion of non-current bonds issued	$ 286,864	$ 307,208
Current lease liabilities		1,770
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.
Borrowings, interest rate	2.40%
Borrowings, Nominal interest rate	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 4,510
Non-current portion of non-current bonds issued	$ 216,111
Current lease liabilities		$ 592
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.10%	2.44%
Borrowings, Nominal interest rate	2.10%	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 2,370
Non-current portion of non-current bonds issued	$ 132,389	$ 223,923
Current lease liabilities		$ 559
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.F.
Borrowings, interest rate	2.70%	2.12%
Borrowings, Nominal interest rate	2.70%	2.09%
Current bonds issued and current portion of non-current bonds issued	$ 5,577
Non-current portion of non-current bonds issued	$ 336,234	$ 137,526
Current lease liabilities		$ 1,317
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.F.
Borrowings, interest rate	7.25%	2.70%
Borrowings, Nominal interest rate	7.25%	2.68%
Current bonds issued and current portion of non-current bonds issued	$ 0
Non-current portion of non-current bonds issued	$ 0	$ 349,920
Current lease liabilities		$ 208,811
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	5.00%	7.26%
Borrowings, Nominal interest rate	5.00%	7.25%
Current bonds issued and current portion of non-current bonds issued	$ 0
Non-current portion of non-current bonds issued	$ 0	$ 0
Current lease liabilities		$ 4,422
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.75%	5.02%
Borrowings, Nominal interest rate	4.75%	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 5,992
Non-current portion of non-current bonds issued	$ 135,157	$ 214,540
Current lease liabilities		$ 5,705
Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 558
Non-current lease liabilities		$ 1,198
Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 4,446
Non-current lease liabilities		$ 5,692
Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 2,524
Non-current lease liabilities		$ 1,978
Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 10,889
Non-current lease liabilities		$ 10,348
Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 818
Non-current lease liabilities		$ 0
Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		U.F.
Current lease liabilities		$ 6,664
Non-current lease liabilities		$ 12,234
Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		Chilean pesos
Current lease liabilities		$ 974
Non-current lease liabilities		$ 1,040
Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		Chilean pesos
Current lease liabilities		$ 2,715
Non-current lease liabilities		$ 2,968
Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		85.805.200-9
Name of subsidiary		Forestal Arauco S.A.
Description of functional currency		Chilean pesos
Current lease liabilities		$ 1,328
Non-current lease liabilities		$ 1,813
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.50%	4.77%
Borrowings, Nominal interest rate	4.50%	4.75%
Current bonds issued and current portion of non-current bonds issued	$ 22,500
Non-current portion of non-current bonds issued	$ 590,000	$ 284,091
Current lease liabilities		$ 9,375
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y ConstituciÓn S.A.	Celulosa Arauco y ConstituciÓn S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	3.88%	4.52%
Borrowings, Nominal interest rate	3.88%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 19,375
Non-current portion of non-current bonds issued	$ 635,625	$ 617,024
Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds	U.S. Dollars
Description of functional currency		U.S. Dollars
Borrowings, interest rate	5.50%	3.90%
Borrowings, Nominal interest rate	5.50%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 22,000	$ 3,175
Non-current portion of non-current bonds issued	994,000	$ 642,059
Bonds Issued Sixteen [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	21,250
Non-current portion of non-current bonds issued	$ 680,625
Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds	U.S. Dollars
Description of functional currency		U.S. Dollars
Borrowings, interest rate	4.25%	5.50%
Borrowings, Nominal interest rate	4.25%	5.50%
Current bonds issued and current portion of non-current bonds issued		$ 3,607
Non-current portion of non-current bonds issued		1,009,388
Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds	U.S. Dollars
Borrowings, interest rate	5.50%
Borrowings, Nominal interest rate	5.50%
Bonds issued, undiscounted cash flows	$ 0
Current bonds issued and current portion of non-current bonds issued	27,500
Non-current portion of non-current bonds issued	$ 1,283,750
Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds	U.S. Dollars
Borrowings, interest rate	4.25%
Borrowings, Nominal interest rate	4.25%
Bonds issued, undiscounted cash flows	$ 5,250
Current bonds issued and current portion of non-current bonds issued	15,750
Non-current portion of non-current bonds issued	$ 699,500
Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Prime-Line, Inc.
Name of the Country Bonds	U.S. Dollars
Borrowings, interest rate	5.50%
Borrowings, Nominal interest rate	5.50%
Bonds issued, undiscounted cash flows	$ 6,438
Current bonds issued and current portion of non-current bonds issued	19,313
Non-current portion of non-current bonds issued	$ 1,259,625
Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Prime-Line, Inc.
Name of the Country Bonds	U.S. Dollars
Borrowings, interest rate	4.84%
Borrowings, Nominal interest rate	4.84%
Bonds issued, undiscounted cash flows	$ 128
Current bonds issued and current portion of non-current bonds issued	512
Non-current portion of non-current bonds issued	$ 4,053
Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Borrowings, interest rate	4.00%
Borrowings, Nominal interest rate	4.00%
Bonds issued, undiscounted cash flows	$ 38
Current bonds issued and current portion of non-current bonds issued	152
Non-current portion of non-current bonds issued	413
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,088
Short-term Debt	69,971	84,778
Bonds issued, undiscounted cash flows	29,147
Current lease liabilities	21,518	7,265
Trade and other current payables	681,689	669,847
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		84,778
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		27,802
Not later than three months [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		7,265
Not later than three months [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23,401
Not later than three months [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	465
Not later than three months [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,644
Not later than three months [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	860
Not later than three months [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	122
Not later than three months [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13
Not later than three months [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	347
Not later than three months [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	382
Not later than three months [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	192
Not later than three months [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4
Not later than three months [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6
Not later than three months [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	871
Not later than three months [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	595
Not later than three months [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6
Not later than three months [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	272
Not later than three months [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	407
Not later than three months [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	201
Not later than three months [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19
Not later than three months [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,612
Not later than three months [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,800
Not later than three months [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	45
Not later than three months [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1
Not later than three months [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15
Not later than three months [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2
Not later than three months [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,477
Not later than three months [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	262
Not later than three months [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	546
Not later than three months [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306
Not later than three months [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	119
Not later than three months [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,804
Not later than three months [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	126
Not later than three months [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10
Not later than three months [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	137
Not later than three months [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7
Not later than three months [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	549
Not later than three months [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	125
Not later than three months [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Not later than three months [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	30
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,179	0
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,040
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,216	10,054
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,906	0
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,919	1,184
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,754	2,940
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	26,366	0
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,770
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	11,871
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,361	24,850
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,328	8
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	3
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,352
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7	20,235
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	21
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5	17
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6	3
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	658	14
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	397	18
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	444	6
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	537	3
Not later than three months [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	34
Not later than three months [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4
Not later than three months [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		21
Not later than three months [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Not later than three months [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5
Not later than three months [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		162
Not later than three months [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		34
Not later than three months [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		3
Not later than three months [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5
Not later than three months [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		43
Not later than three months [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		663
Not later than three months [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		399
Not later than three months [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		520
Not later than three months [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		444
Not later than three months [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6
Not later than three months [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		3
Not later than three months [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5
Not later than three months [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		3
Not later than three months [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	3,047	2,132
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	6,168
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,996	4,422
Not later than three months [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		148
Not later than three months [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,288
Not later than three months [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		639
Not later than three months [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,998
Not later than three months [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		545
Not later than three months [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,313
Not later than three months [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		284
Not later than three months [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		679
Not later than three months [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		371
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	5,705
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	9,375
Not later than three months [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	131,846
Short-term Debt	113,334	130,271
Bonds issued, undiscounted cash flows	400,570
Current lease liabilities	47,690	23,651
Trade and other current payables	248	0
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		130,271
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		262,069
Later than three months and not later than one year [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		23,651
Later than three months and not later than one year [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	59,803
Later than three months and not later than one year [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,462
Later than three months and not later than one year [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9,357
Later than three months and not later than one year [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than three months and not later than one year [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,431
Later than three months and not later than one year [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	361
Later than three months and not later than one year [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	39
Later than three months and not later than one year [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,040
Later than three months and not later than one year [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,145
Later than three months and not later than one year [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	577
Later than three months and not later than one year [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13
Later than three months and not later than one year [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than three months and not later than one year [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,612
Later than three months and not later than one year [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,389
Later than three months and not later than one year [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than three months and not later than one year [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	655
Later than three months and not later than one year [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,217
Later than three months and not later than one year [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	593
Later than three months and not later than one year [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	58
Later than three months and not later than one year [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	14,399
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	136
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	55
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,432
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	786
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,637
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	358
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11,411
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	359
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	31
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	411
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	614
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	125
Later than three months and not later than one year [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	772
Later than three months and not later than one year [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	139
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	25
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	67
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	75
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	3,014	1,930
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,209	0
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,196	0
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,852	13,071
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,838	1,032
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,536	2,786
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	26,008	14,103
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,222	4,517
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,328	2,509
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,062	4,179
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,695	11,274
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	21,578
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	27,073
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,080	0
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,541	12,511
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27	0
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	63	5,021
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	39	64
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	43	48
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	45	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	30	22
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,279	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	769	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	858	17
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,217	14
Later than three months and not later than one year [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,895	33
Later than three months and not later than one year [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11
Later than three months and not later than one year [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		23
Later than three months and not later than one year [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		7
Later than three months and not later than one year [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		14
Later than three months and not later than one year [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		198
Later than three months and not later than one year [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		45
Later than three months and not later than one year [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three months and not later than one year [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		58
Later than three months and not later than one year [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,946
Later than three months and not later than one year [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,167
Later than three months and not later than one year [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,528
Later than three months and not later than one year [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,297
Later than three months and not later than one year [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		18
Later than three months and not later than one year [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Later than three months and not later than one year [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		18
Later than three months and not later than one year [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Later than three months and not later than one year [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,141
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	33,928	19,425
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		7,770
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	192,098	0
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,488	1,004
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,609	20,207
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,746	1,770
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,510
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,370	592
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,577	559
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	1,317
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	202,643
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,996	0
Later than three months and not later than one year [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		410
Later than three months and not later than one year [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		3,158
Later than three months and not later than one year [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,885
Later than three months and not later than one year [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		8,891
Later than three months and not later than one year [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		273
Later than three months and not later than one year [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		5,351
Later than three months and not later than one year [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		690
Later than three months and not later than one year [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		2,036
Later than three months and not later than one year [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		957
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	0
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than three months and not later than one year [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	3,175
Later than three months and not later than one year [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	3,607
Later than three months and not later than one year [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than three months and not later than one year [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500
Later than three months and not later than one year [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875
Later than three months and not later than one year [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	384
Later than three months and not later than one year [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	114
Later than one year and not later than two years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	118,087
Bonds issued, undiscounted cash flows	235,232
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		118,466
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		374,959
Later than one year and not later than two years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		13,148
Later than one year and not later than two years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	75,947
Later than one year and not later than two years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,932
Later than one year and not later than two years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7,576
Later than one year and not later than two years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than one year and not later than two years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	885
Later than one year and not later than two years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	450
Later than one year and not later than two years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	53
Later than one year and not later than two years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,386
Later than one year and not later than two years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,162
Later than one year and not later than two years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	722
Later than one year and not later than two years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than one year and not later than two years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18
Later than one year and not later than two years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,193
Later than one year and not later than two years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18
Later than one year and not later than two years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	454
Later than one year and not later than two years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,582
Later than one year and not later than two years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	670
Later than one year and not later than two years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70
Later than one year and not later than two years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,612
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19,199
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	181
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	193
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,741
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	80
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	142
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	83
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,909
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	373
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,383
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	280
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13,487
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	413
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	548
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,933
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	80
Later than one year and not later than two years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	578
Later than one year and not later than two years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	404
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	318
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	277
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	110
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	79
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	56
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,979	7,951
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,792	0
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,325	0
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,403	2,435
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,701
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	50,823	0
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,826
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,035
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	49,484
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	291	0
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	185	0
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	112	48
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	159	64
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	127	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	328	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	136
Later than one year and not later than two years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	40,563	50
Later than one year and not later than two years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		14
Later than one year and not later than two years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Later than one year and not later than two years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Later than one year and not later than two years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		19
Later than one year and not later than two years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		98
Later than one year and not later than two years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Later than one year and not later than two years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		181
Later than one year and not later than two years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,946
Later than one year and not later than two years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,167
Later than one year and not later than two years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,697
Later than one year and not later than two years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,297
Later than one year and not later than two years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		23
Later than one year and not later than two years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Later than one year and not later than two years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Later than one year and not later than two years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Later than one year and not later than two years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13,164
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	32,916	25,413
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		10,189
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	204,731
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,488	7,857
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,593	20,576
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,746	7,079
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,510
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,370	4,733
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,577	2,487
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,853
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,993	10,013
Later than one year and not later than two years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		599
Later than one year and not later than two years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		2,368
Later than one year and not later than two years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		989
Later than one year and not later than two years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		3,618
Later than one year and not later than two years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than one year and not later than two years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		2,897
Later than one year and not later than two years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		520
Later than one year and not later than two years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,484
Later than one year and not later than two years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		673
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	12,153
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500
Later than one year and not later than two years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	19,375
Later than one year and not later than two years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,000
Later than one year and not later than two years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than one year and not later than two years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than one year and not later than two years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than one year and not later than two years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512
Later than one year and not later than two years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	152
Later than two years and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	121,361
Bonds issued, undiscounted cash flows	364,811
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		110,797
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		353,502
Later than two years and not later than three years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		13,148
Later than two years and not later than three years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	63,232
Later than two years and not later than three years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,459
Later than two years and not later than three years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,823
Later than two years and not later than three years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than two years and not later than three years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	259
Later than two years and not later than three years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	35
Later than two years and not later than three years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	35
Later than two years and not later than three years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,386
Later than two years and not later than three years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	809
Later than two years and not later than three years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	288
Later than two years and not later than three years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10
Later than two years and not later than three years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11
Later than two years and not later than three years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,483
Later than two years and not later than three years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	393
Later than two years and not later than three years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,477
Later than two years and not later than three years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	558
Later than two years and not later than three years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70
Later than two years and not later than three years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19,199
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	30
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	83
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,303
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	72
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,909
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	373
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,240
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	117
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12,093
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	319
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,932
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	404
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	291
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	277
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	58
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	65
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	35
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,979	7,951
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,316	0
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,238	0
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,052	2,335
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	49,286	0
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,411
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	47,930
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	278	0
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	130	0
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	78	6
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	124	64
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	87	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	313	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	310
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	10
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	44
Later than two years and not later than three years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	39,480	129
Later than two years and not later than three years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11
Later than two years and not later than three years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Later than two years and not later than three years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5
Later than two years and not later than three years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		10
Later than two years and not later than three years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		276
Later than two years and not later than three years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		394
Later than two years and not later than three years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		145
Later than two years and not later than three years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		173
Later than two years and not later than three years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		23
Later than two years and not later than three years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12
Later than two years and not later than three years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Later than two years and not later than three years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Later than two years and not later than three years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		41,497
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	31,904	24,656
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		9,884
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,504	7,857
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	10,398
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,746	7,079
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,510
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,370	4,733
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,577	2,487
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,853
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	129,164	204,527
Later than two years and not later than three years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		599
Later than two years and not later than three years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		2,368
Later than two years and not later than three years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		989
Later than two years and not later than three years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		3,618
Later than two years and not later than three years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than two years and not later than three years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		2,897
Later than two years and not later than three years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		520
Later than two years and not later than three years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,484
Later than two years and not later than three years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		673
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	12,153
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500
Later than two years and not later than three years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	19,375
Later than two years and not later than three years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,000
Later than two years and not later than three years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than two years and not later than three years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than two years and not later than three years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than two years and not later than three years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512
Later than two years and not later than three years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	149
Later than three years and not later than four years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	293,469
Bonds issued, undiscounted cash flows	233,917
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		107,920
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		403,003
Later than three years and not later than four years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		5,487
Later than three years and not later than four years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	36,587
Later than three years and not later than four years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	977
Later than three years and not later than four years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38
Later than three years and not later than four years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than three years and not later than four years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	74
Later than three years and not later than four years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,002
Later than three years and not later than four years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	684
Later than three years and not later than four years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,483
Later than three years and not later than four years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	376
Later than three years and not later than four years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,082
Later than three years and not later than four years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	288
Later than three years and not later than four years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than three years and not later than four years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,651
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,335
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	40
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,909
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	373
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,057
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	117
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,545
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	97
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,834
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	277
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	205,979	7,951
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,175	0
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,152	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,702	2,233
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,065	0
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	9,008
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	47,207
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	310
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	44
Later than three years and not later than four years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	38,396	129
Later than three years and not later than four years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Later than three years and not later than four years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		14
Later than three years and not later than four years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		276
Later than three years and not later than four years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		295
Later than three years and not later than four years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		120
Later than three years and not later than four years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		138
Later than three years and not later than four years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Later than three years and not later than four years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2
Later than three years and not later than four years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40,184
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	30,892	23,899
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		9,579
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,823	25,713
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,746	7,079
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,510
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,370	4,733
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,577	2,487
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,853
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than three years and not later than four years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		478
Later than three years and not later than four years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than three years and not later than four years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,556
Later than three years and not later than four years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than three years and not later than four years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		3,220
Later than three years and not later than four years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than three years and not later than four years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than three years and not later than four years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		233
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	259,785
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500
Later than three years and not later than four years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	19,375
Later than three years and not later than four years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,000
Later than three years and not later than four years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than three years and not later than four years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than three years and not later than four years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than three years and not later than four years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512
Later than three years and not later than four years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	112
Later than four years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	227,841
Bonds issued, undiscounted cash flows	732,113
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		279,749
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		141,443
Later than four years and not later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		5,488
Later than four years and not later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	26,923
Later than four years and not later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	528
Later than four years and not later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than four years and not later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	668
Later than four years and not later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	297
Later than four years and not later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9,579
Later than four years and not later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	94
Later than four years and not later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	131
Later than four years and not later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,367
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,909
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	373
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,752
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	26
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,784
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	93
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	206,584
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,038	0
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,126
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,605
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	23,562
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	213,803	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		38,872
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	29,880	23,143
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		9,274
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,143	24,999
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,746	7,079
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,510
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,370	4,733
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,577	2,487
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,853
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than four years and not later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		478
Later than four years and not later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than four years and not later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		1,556
Later than four years and not later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than four years and not later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		3,220
Later than four years and not later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than four years and not later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than four years and not later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		234
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	522,500	0
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	22,500
Later than four years and not later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	19,375
Later than four years and not later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,000
Later than four years and not later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than four years and not later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than four years and not later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than four years and not later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512
Later than four years and not later than five years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	68,044
Non-current portion of non-current borrowings	64,334	199,324
Bonds issued, undiscounted cash flows	6,197,271
Non-current lease liabilities	37,801	0
Trade and other non-current payables	0	0
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		203,906
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		3,308,649
Later than five years [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	128,874
Later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	649
Later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	190
Later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	106
Later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,415
Later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	76,821
Later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7,275
Later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	34,676
Later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,667
Later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7
Later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	55
Later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	904
Later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	109
Later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	68,044	0
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Fourty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		203,906
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	134,219	116,673
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		47,339
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	160,636	193,697
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	259,880	278,892
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	198,071
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	122,909	204,991
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	313,926	127,578
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	326,508
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Finance lease One [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Two [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Three [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Four [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Five [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Six [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Seven [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Eight [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Finance lease Nine [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Gross lease liabilities		0
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	558,125	527,024
Later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	906,000	564,559
Later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	595,625	$ 921,388
Later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,173,750
Later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	615,500
Later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,156,625
Later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,005
Later than five years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 0